PROPERTY, PLANT AND EQUIPMENT, Composition of Net Value of Property, Plant and Equipment (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Resulting net value of property, plant and equipment [Abstract]
Property, plant and equipment	$ 2,384,877,108	$ 2,162,194,240
Cost [Member]
Resulting net value of property, plant and equipment [Abstract]
Property, plant and equipment	4,894,108,952	4,589,976,630	$ 4,294,387,798
Accumulated Depreciation [Member]
Resulting net value of property, plant and equipment [Abstract]
Property, plant and equipment	(2,548,857,203)	(2,427,782,390)
Reversal of Impairment [Member]
Resulting net value of property, plant and equipment [Abstract]
Property, plant and equipment	$ 39,625,359	$ 0